INCOME TAXES - Schedule of Reconciliation of Anticipated Income Tax Expense Benefit Computed by Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	21.00%	21.00%
State taxes, net of federal benefit	4.00%	1.80%
Federal research and development credits	1.50%	3.20%
Stock-based compensation	(0.10%)	(0.50%)
Write down of federal NOL due to 382 limitation		(2.80%)
Write down of federal R&D credits due to 382 limitation		(1.10%)
Deferred tax adjustment resulting from tax rate change	2.20%	(5.50%)
Other	(0.50%)	(0.20%)
Valuation allowance	(28.10%)	(15.90%)
Effective tax rate	0.00%	0.00%